Securities (Summary of Equity Securities Net Realized Gains (Losses) Explanatory) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Equity Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 643	$ 230
Cumulative realized gain/(loss)	121	(18)
FHLB Stock [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	187	1,575
Cumulative realized gain/(loss)	$ 0	$ 0